Critical Accounting Judgements and Key Sources of Estimation Uncertainty - Additional Information (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Critical Accounting Judgements And Key Sources Of Estimation Uncertainty [Line Items]
Research and development expense	$ 126,832,000		$ 176,326,000	$ 128,828,000
Percentage of cash amount equal to eligible research and development expenditures	43.50%	43.50%
Research and development tax incentive credit receivable	$ 7,187,000		10,398,000	5,926,000
Research and development tax incentive description	The R&D tax incentive is considered an income tax offset which will be offset against the Group’s tax obligation if and when the Group returns to a net tax payable position. In addition, whilst the Group is currently eligible to receive cash payments under the scheme since its consolidated revenue is currently below A$20 million, if and when the Group generates revenue in excess of A$20 million the R&D tax incentive will become non‑refundable and can only be offset against any future income tax payable by the Group.	The R&D tax incentive is considered an income tax offset which will be offset against the Group’s tax obligation if and when the Group returns to a net tax payable position. In addition, whilst the Group is currently eligible to receive cash payments under the scheme since its consolidated revenue is currently below A$20 million, if and when the Group generates revenue in excess of A$20 million the R&D tax incentive will become non‑refundable and can only be offset against any future income tax payable by the Group.
Revenue	$ 25,000		125,000	108,000
Research and Development Tax Incentive Scheme | Top of Range
Critical Accounting Judgements And Key Sources Of Estimation Uncertainty [Line Items]
Revenue		$ 20,000,000
Research and Development Tax Incentive Scheme | Bottom of Range | Non Refundable
Critical Accounting Judgements And Key Sources Of Estimation Uncertainty [Line Items]
Revenue		$ 20,000,000
Development Cost Capitalized
Critical Accounting Judgements And Key Sources Of Estimation Uncertainty [Line Items]
Research and development expense	$ 0		$ 0	$ 0